U.S. REAL ESTATE PORTFOLIO (Prospectus Summary) | U.S. REAL ESTATE PORTFOLIO
U.S. Real Estate Portfolio
Objective
The U.S. Real Estate Portfolio seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including REITs.

Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of
Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class H shares of a portfolio of Morgan Stanley Institutional
Fund, Inc., (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund
Trust held in related accounts, amounts to $50,000 or more. More information about these and other discounts is available from your financial adviser and in the "Shareholder Information--How To Purchase Class H Shares" section on page 9 of this Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees U.S. REAL ESTATE PORTFOLIO	Class H		Class L
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%	[1]	none
[1]	The sales charge is calculated as a percentage of the offering price. The sales charge is reduced for purchases of $50,000 and over. See "Shareholder Information--How To Purchase Class H Shares."

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses U.S. REAL ESTATE PORTFOLIO		Class H	Class L
Advisory Fee	[1]	0.78%	0.78%
Distribution and/or Service (12b-1) Fee		0.25%	0.75%
Other Expenses	[1][2]	0.21%	0.21%
Total Annual Portfolio Operating Expenses	[1]	1.24%	1.74%
Fee Waiver and/or Expense Reimbursement	[1]	none	none
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.24%	1.74%
[1]	The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, will not exceed 1.25% for Class H and 1.75% for Class L. The fee waivers and/or expense reimbursements are expected to continue for one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate.
[2]	Other expenses have been estimated for the current fiscal year.

Example**	[1]
The example below is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example U.S. REAL ESTATE PORTFOLIO (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Class H	595	850
Class L	177	548

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Example, affect
Portfolio performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 41% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, at least 80% of the Portfolio's assets will be invested in equity securities of companies in the U.S. real estate industry.
The equity securities in which the Portfolio may invest include common stock, preferred stock, convertible securities, depositary receipts and rights and warrants.

The Adviser seeks a combination of above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including REITs. The Portfolio focuses on real estate investment trusts ("REITs") as well as real estate operating companies
("REOCs") that invest in a variety of property types and regions.

The Adviser's approach emphasizes bottom-up stock selection with a top-down asset allocation. The Portfolio is constructed utilizing a process that combines both bottom-up and top-down analyses. The Adviser's proprietary models drive the bottom-up value-driven approach for stock selection. The top-down portion seeks diversified exposure to all major asset classes with an overweighting to property markets that offer the best relative valuation. The bottom-up research process strongly influences the Adviser's perspective on which property markets it believes provide better relative value and growth prospects and, consequently, affects their decision to overweight or underweight a given property market.
The Adviser generally considers selling a portfolio holding if  the holding's share price shifts to the point where the position no longer represents an attractive relative value opportunity versus the underlying value of its assets or versus other securities in the universe.

Principal Risks
There is no assurance that the Portfolio will achieve its investment objective and you can lose money investing in this Portfolio. The principal risks of investing in the Portfolio include:

• Equity Securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors, including events that affect particular issuers as well as events that affect entire financial markets or industries. To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

• REITs and REOCs. Investing in REITs and REOCs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs and REOCs are organized and operated. Operating REITs requires specialized management skills and the Portfolio indirectly bears REIT expenses along with the direct expenses of the Portfolio. REITs are also subject to certain provisions under federal tax law and the failure of a company to qualify as a REIT could have adverse consequences for the Portfolio.

• Non-Diversified Risk. Because the Portfolio is non-diversified, it may be more susceptible to an adverse event affecting a portfolio investment than a diversified portfolio and a decline in the value of that instrument would cause the Portfolio's overall value to decline to a greater degree.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information
The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class I shares'
performance from year-to-year and by showing how the Portfolio's average annual returns for the past one, five and 10 year periods compare with those of a broad measure of market performance and a comparative sector index, as well as an average that represents a group of similar mutual funds, over time. The performance of the other Classes will differ because the Classes have different ongoing fees. The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.
Updated performance information is available online at www.morganstanley.com/im.

Annual Total Returns--Calendar Years (Class I)*	[2]

High Quarter     (Q3 '09)        30.72%

Low Quarter      (Q4 '08)       -37.93%

Average Annual Total Returns (for the calendar periods ended December 31, 2010)

Average Annual Total Returns U.S. REAL ESTATE PORTFOLIO	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class H	Class H Return before Taxes
Class L	Class L Return before Taxes
Class I	Class I Return before Taxes		29.86%	3.83%	11.37%
Class I After Taxes on Distributions	Class I Return after Taxes on Distributions		29.27%	(0.55%)	7.40%
Class I After Taxes on Distributions and Sales	Class I Return after Taxes on Distributions and Sale of Portfolio Shares		19.36%	0.84%	7.63%
FTSE NAREIT Equity REITs Index	FTSE NAREIT Equity REITs Index (reflects no deduction for fees, expenses or taxes)	[1]	27.96%	3.04%	10.77%
S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	[2]	15.06%	2.29%	1.42%
Lipper Real Estate Funds Average	Lipper Real Estate Funds Average (reflects no deduction for taxes)	[3]	27.60%	1.91%	9.64%
[1]	The FTSE NAREIT (National Association of Real Estate Investment Trusts) Equity REITs Index is a free float adjusted market capitalization weighted index of tax-qualified REITs Morgan Stanley Institutional Fund, Inc. Prospectus Portfolio Summary U.S. Real Estate Portfolio (Cont'd) listed on the New York Stock Exchange, NYSE Amex and the NASDAQ National Market System. Effective December 20, 2010 the FTSE NAREIT Equity REITs Index will not include "Timber REITs." It is not possible to invest directly in an index.
[2]	The Standard & Poor's 500® Index (S&P 500® Index) measures the performance of the large cap segment of the U.S. equities market, covering approximately 75% of the U.S. equities market. The Index includes 500 leading companies in leading industries of the U.S. economy. It is not possible to invest directly in an index.
[3]	The Lipper Real Estate Funds Average tracks the performance of all funds in the Lipper Real Estate Funds classification.

The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Portfolio's other Classes will vary from Class I shares'
returns. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k)
plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods, as applicable.

[1]	**The figures shown reflect the estimated expenses of Class L and Class H and the maximum sales charge of 4.75% applicable to purchases of Class H shares. See "Shareholder Information-How to Purchase Shares" for more information.
[2]	* Class I shares are not offered in this Prospectus. As of the date of this Prospectus, the Fund had not commenced offering Class H and Class L shares of the Portfolio. The returns for Class H and Class L shares would be lower than the returns for Class I shares of the Portfolio as expenses of Class H and Class L are higher. Return information for the Portfolio's Class H and Class L shares will be shown in future prospectuses offering the Portfolio's Class H and Class L shares after the Portfolio's Class H and Class L shares have a full calendar year of return information to report.